Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 3 – Property, Plant and Equipment

The following is a summary of equipment, at cost, less accumulated depreciation at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017

Autos	$64,458	$64,458
Medical equipment	13,969	5,000
Other equipment	8,774	8,774
	87,201	78,232
Less accumulated depreciation	79,460	77,168
	$7,741	$1,064

Depreciation expense for the nine months ended September 30, 2018 and 2017 was $2,292 and $11,070, respectively. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation with any gain or loss recorded to the consolidated statements of operations.

Note 2 - Property and Equipment

The following is a summary of equipment, at cost, less accumulated depreciation at December 31, 2017 and 2016:

	As of December 31,
	2017	2016

Autos	$64,458	$64,458
Medical equipment	5,000	5,000
Other equipment	8,774	8,774
	78,232	78,232
Less accumulated depreciation	77,168	62,407
	$1,064	$15,825

Depreciation expense for the years ended December 31, 2017 and 2016 was $14,761 and $15,833, respectively.